Income tax - Tax losses available for offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Tax rate	27.27%	27.98%	19.25%
Accumulated tax loss (gross)	$ (384,644)	$ (504,280)	$ (681,545)
Germany
Disclosure of geographical areas [line items]
Tax rate	30.20%
Accumulated tax loss (gross)	$ (43,942)	(36,125)	(27,142)
Corporate income tax rate	15.80%
Trade tax rate	14.40%
Germany | Trade Tax
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (71,057)	(64,942)	(53,474)
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax rate	31.00%
Accumulated tax loss (gross)	$ (23,636)	(29,780)	(37,863)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	22.50%
Accumulated tax loss (gross)	$ (32,426)	(62,390)	(100,454)
Nigeria
Disclosure of geographical areas [line items]
Tax rate	30.00%
Accumulated tax loss (gross)	$ (17,837)	(137,013)	(252,909)
South Africa
Disclosure of geographical areas [line items]
Tax rate	28.00%
Accumulated tax loss (gross)	$ (56,638)	(56,532)	(53,251)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	10 years
Tax rate	30.00%
Accumulated tax loss (gross)	$ (105,886)	(74,817)	(86,933)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (9,233)	(30,144)	(35,101)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (4,255)	(6,316)	(6,852)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (90,791)	$ (71,163)	$ (81,040)